Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 51,537,367	$ 12,935,860	$ 5,292,833
Accounts receivable	1,369,455	987,057	715,696
Finance lease receivable	43,543	95,849	86,764
Inventory	1,480,077	839,472	618,650
Research and development supplies		167,378	671,845
Prepaid expenses and other assets	787,734	705,471	630,042
Total current assets	55,218,176	15,731,087	8,015,830
Non-current assets
Restricted cash	469,808	470,460	462,874
Right-of-use asset	456,339	830,551	720,473
Finance lease receivable		42,841	138,690
Property and equipment	182,041	803,280	767,973
Deferred loss on 2021 derivative warrant liabilities	9,898,475
Total non-current assets	11,006,663	2,147,132	2,090,010
Total assets	66,224,839	17,878,219	10,105,840
Current liabilities
Accounts payable and accrued liabilities	4,629,163	7,243,500	7,794,456
Lease liabilities	273,145	342,910	436,352
2017 Convertible Notes			5,400,189
2019 Convertible Notes	38,633	38,633	1,090,561
2020 Convertible notes, warrants and derivative warrant liabilities	40,587	37,525
Total current liabilities	4,981,528	7,662,568	14,721,558
Non-Current Liabilities
Accounts payable and accrued liabilities			1,186,601
Lease liabilities	272,652	596,881	468,527
2019 Convertible Notes	6,548,796	6,156,724	8,174,919
2020 Convertible notes and warrants and derivative liabilities, non-current	1,788,244	1,484,529
2021 Derivative warrant liabilities	405,508
Total non-current liabilities	9,015,200	8,238,134	9,830,047
Total liabilities	13,996,728	15,900,702	24,551,605
Equity
Share capital	439,873,457	369,775,383	328,460,681
Contributed surplus	40,355,952	35,045,056	29,766,225
Accumulated other comprehensive loss	(7,885,024)	(7,615,717)	(6,140,507)
Deficit	(420,116,274)	(395,227,205)	(366,532,164)
Total equity	52,228,111	1,977,517	(14,445,765)
Total liabilities and equity	$ 66,224,839	$ 17,878,219	$ 10,105,840